Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders Equity Disclosure [Abstract]
SHAREHOLDERS’ EQUITY
17.	SHAREHOLDERS’ EQUITY

As of December 31, 2019, 50,000,000 ordinary shares were issued at par value of $0.001, equivalent to share capital of $50,000. On February 5, 2020, the shareholders of the Company authorized an increase in the authorized share capital of the Company from 50,000,000 ordinary shares to 300,000,000 ordinary shares, by the creation of an additional 250,000,000 ordinary shares with a par value of US$0.001. In March 2020, the Company issued 2,068,959 ordinary shares (see Note 18) at par value. Total ordinary shares issued as of December 31, 2020 was 52,068,959, equivalent to share capital of approximately $52,069. As of December 31, 2020 and 2019, subscription receivable for these shares was $50,000. During 2020, the Company recorded a capital distribution by the controlling shareholder for approximately $380,000, representing the amount of related party receivable / loan written off.